AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

SEPARATE ACCOUNT VL-R

PLATINUM CHOICE VUL 2

SUPPLEMENT DATED MAY 30, 2020

TO APRIL 30, 2020 POLICY PROSPECTUS

The purpose of this supplement is to inform Policy owners of the following revisions to the Policy and its related prospectus.

Effective May 30, 2020, the Tables of Fees and Charges – Premium Expense Charges table that appears on page 13 of the prospectus is amended and replaced to read as follows:

Premium Expense Charges1

For Policies with an application:	When Charge is	Maximum	Current Charge
	Deducted	Guaranteed
		Charge

Received on or after
May 30, 20202
Maximum Charge3	Upon receipt of each	25%	25%
	premium payment

Minimum Charge4	Upon receipt of each	25%	2%
	premium payment

Representative Charge – for a 38	Upon receipt of each	25%	Policy years 1: 20%
year old male, preferred	premium payment		Policy years 2-10: 20.3%
non-tobacco, with a specified			Policy years 11+: 10.1%
amount of $360,000

Signed on or after October 7,
20195
Maximum Charge3	Upon receipt of each	25%	25%
	premium payment

Minimum Charge4	Upon receipt of each	25%	2%
	premium payment

Representative Charge – for a 38	Upon receipt of each	25%	Policy years 1: 15%
year old male, preferred	premium payment		Policy years 2-10: 11%
non-tobacco, with a specified			Policy years 11+: 5.7%
amount of $360,000

On or after July 1, 2018 with an	Upon receipt of each	10%	Policy years 1-5: 7%
application signed before	premium payment		Policy years 6-10: 2%
October 7, 2019			Policy years 11+: 2%

For Policies with an application:	When Charge is	Maximum	Current Charge
	Deducted	Guaranteed
		Charge

On or after July 1, 2017 through	Upon receipt of each	10%	Policy years 1-5: 7%
June 30, 2018	premium payment		Policy years 6-10: 5%
			Policy years 11+: 2%

On or before	Upon receipt of each	10%	9%
June 30, 2017	premium payment

______________

1The premium expense charge applies to the premium payment remaining after deduction of the premium tax charge.

2For Policies with an application received on or after May 30, 2020, the premium expense charge may vary based on the insured person's sex, age, premium class, Policy year, and specified amount. The maximum guaranteed charge is a flat 25%; the current charge may vary. The current charge shown in the table may not be typical of the charge you will pay. More detailed information concerning your premium expense charge is available free of charge on request from our Administrative Center shown under "Contact Information."

3The guaranteed charge is 25%. The current "Maximum Charge" listed above (25%) applies to a male, age 18, standard tobacco, at Policy year 2, with a specified amount of $360,000.

4The guaranteed charge is 25%. The current "Minimum Charge" listed above (2%) applies to a male, age

80, standard tobacco, at Policy year 11+, with a specified amount of $360,000.

5For Policies with an application signed on or after October 7, 2019, the premium expense charge may vary based on the insured person's sex, age, premium class, Policy year, and specified amount. The maximum guaranteed charge is a flat 25%; the current charge may vary. The current charge shown in the table may not be typical of the charge you will pay. More detailed information concerning your premium expense charge is available free of charge on request from our Administrative Center shown under "Contact Information."

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